Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
November 30, 2021

Dates Covered
Collections Period	11/01/21 - 11/30/21
Interest Accrual Period	11/15/21 - 12/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/21	437,111,909.90	25,452
Yield Supplement Overcollateralization Amount 10/31/21	18,371,652.52	0
Receivables Balance 10/31/21	455,483,562.42	25,452
Principal Payments	20,167,336.26	846
Defaulted Receivables	242,484.29	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/21	17,204,516.45	0
Pool Balance at 11/30/21	417,869,225.42	24,594

Pool Statistics	$ Amount	# of Accounts
Pool Factor	48.57%
Prepayment ABS Speed	1.51%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,920,457.08	97
Past Due 61-90 days	745,816.74	34
Past Due 91-120 days	223,820.71	11
Past Due 121+ days	0.00	0
Total	2,890,094.53	142

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.66%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	262,274.50
Aggregate Net Losses/(Gains) - November 2021	(19,790.21)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.05%
Prior Net Losses/(Gains) Ratio	0.15%
Second Prior Net Losses/(Gains) Ratio	0.06%
Third Prior Net Losses/(Gains) Ratio	0.23%
Four Month Average	0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.19%

Overcollateralization Target Amount	4,805,496.09
Actual Overcollateralization	4,805,496.09
Weighted Average Contract Rate	3.67%
Weighted Average Contract Rate, Yield Adjusted	6.05%
Weighted Average Remaining Term	44.44

Flow of Funds	$ Amount
Collections	21,841,273.41
Investment Earnings on Cash Accounts	214.27
Servicing Fee	(379,569.64)
Transfer to Collection Account	-
Available Funds	21,461,918.04

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	215,485.44
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,465,897.52
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,805,496.09
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,177,332.74

Total Distributions of Available Funds	21,461,918.04

Servicing Fee	379,569.64
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 11/15/21	432,085,122.94
Principal Paid	19,021,393.61
Note Balance @ 12/15/21	413,063,729.33

Class A-1
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-2a
Note Balance @ 11/15/21	28,958,649.72
Principal Paid	15,646,412.49
Note Balance @ 12/15/21	13,312,237.23
Note Factor @ 12/15/21	5.7429841%

Class A-2b
Note Balance @ 11/15/21	6,246,473.22
Principal Paid	3,374,981.12
Note Balance @ 12/15/21	2,871,492.10
Note Factor @ 12/15/21	5.7429842%

Class A-3
Note Balance @ 11/15/21	281,800,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	281,800,000.00
Note Factor @ 12/15/21	100.0000000%

Class A-4
Note Balance @ 11/15/21	76,830,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	76,830,000.00
Note Factor @ 12/15/21	100.0000000%

Class B
Note Balance @ 11/15/21	25,500,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	25,500,000.00
Note Factor @ 12/15/21	100.0000000%

Class C
Note Balance @ 11/15/21	12,750,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	12,750,000.00
Note Factor @ 12/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	263,191.69
Total Principal Paid	19,021,393.61
Total Paid	19,284,585.30

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	13,272.71
Principal Paid	15,646,412.49
Total Paid to A-2a Holders	15,659,685.20

Class A-2b
One-Month Libor	0.08950%
Coupon	0.33950%
Interest Paid	1,767.23
Principal Paid	3,374,981.12
Total Paid to A-2b Holders	3,376,748.35

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3104847
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.4393564
Total Distribution Amount	22.7498411

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0572593
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	67.4996225
Total A-2a Distribution Amount	67.5568818

A-2b Interest Distribution Amount	0.0353446
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	67.4996224
Total A-2b Distribution Amount	67.5349670

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	77.06
Noteholders' Third Priority Principal Distributable Amount	670.30
Noteholders' Principal Distributable Amount	252.64

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/21	8,498,098.59
Investment Earnings	182.29
Investment Earnings Paid	(182.29)
Deposit/(Withdrawal)	-
Balance as of 12/15/21	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$828,754.24	$1,041,734.68	$1,190,215.83
Number of Extensions	38	44	52
Ratio of extensions to Beginning of Period Receivables Balance	0.18%	0.22%	0.24%